Major Customers and Geographic Information - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Lived Assets	$ 4,632	$ 4,234
Israel [Member]
Long-Lived Assets	4,318	3,915
China [Member]
Long-Lived Assets		319
USA [Member]
Long-Lived Assets	$ 314